Related parties' transactions and balances - Summary of key management personnel remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Share-based payment transactions	$ 18,618	$ 13,119	$ 8,875
Short-term benefits	13,959	12,990	11,626
Total compensation paid to key personnel	$ 32,577	$ 26,109	$ 20,501